Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – RELATED PARTY TRANSACTIONS

Executive chairman agreement

As part of an executive chairman agreement, a director provided services to the Company. The Company incurred $37,500 and $139,615 in fees to this director for the three and nine-months ended September 30, 2015, of which $130,385 was paid in stock options. The Company incurred $64,615 and $184,615, in consulting fees to this director for the three and nine-months ended September 30, 2014, respectively. This agreement was amended on April 1, 2015. Under the terms of this amendment, this director receives $37,500 in equity instruments issued quarterly in arrears as compensation.

Amounts payable to this director under previous agreements was $293,546 as of September 30, 2015 and December 31, 2014.

Director stock grants

On September 16, 2014, the Company granted its independent directors an aggregate of 642,200 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $597,246. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

On July 14, 2014, the Company granted its independent directors an aggregate of 134,553 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $108,988. These shares were subject to a risk of forfeiture and vested quarterly in arrears commencing on June 1, 2014 and were fully vested at the end of one full year.

On June 30, 2015, the Company granted its independent directors an aggregate of 111,112 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $16,667. These shares were fully vested upon issuance.

On September 30, 2015, the Company granted its independent directors an aggregate of 147,058 shares of restricted common stock in the Company. The total fair value of this stock on the date of grant was $50,000. These shares were fully vested upon issuance.

The Company recognizes the expense related to these grants ratably over the requisite service period. Total stock compensation expense recognized as a result of these grants was $50,000 and $360,931 for the three and nine-months ended September 30, 2015, respectively.

Total stock compensation expense recognized as a result of these grants was $185,640 and $235,411 for the three and nine-months ended September 30, 2014.

NOTE 11 – RELATED PARTY TRANSACTIONS

Consulting agreement

As part of consulting agreements, a director provided consulting services to the Company. The Company incurred $240,000 and $129,231, in consulting fees to this director for the years ended December 31, 2014 and 2013, respectively.

Amounts payable under these agreements were $210,212 and $216,000, as of December 31, 2014 and 2013, respectively.